LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.00%
Equity Funds–99.75%
Vanguard Extended Market ETF	168,863	$34,752,005
Vanguard Growth ETF	719,282	314,175,185
Vanguard Russell 3000	462,785	133,085,258
Vanguard S&P 500 ETF	386,010	230,660,276
Vanguard Small-Cap ETF	284,407	74,491,881
Vanguard Total Stock Market ETF	826,858	265,264,315
Vanguard Value ETF	1,399,700	274,621,140
		1,327,050,060
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	3,366,688	$3,366,688
		3,366,688
Total Investment Companies (Cost $1,064,377,435)		1,330,416,748

TOTAL INVESTMENTS–100.00% (Cost $1,064,377,435)	1,330,416,748
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.00%)	(33,175)
NET ASSETS APPLICABLE TO 55,379,401 SHARES OUTSTANDING–100.00%	$1,330,383,573

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
LVIP Vanguard Domestic Equity ETF Fund–1